FINANCIAL INSTRUMENTS - Narrative investments (Details) - Ordinary shares - Cleveland-Cliffs Inc. - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021	Jul. 28, 2021	Jun. 18, 2021	Feb. 09, 2021
Disclosure of fair value measurement of assets [line items]
Number of shares divested (in shares)			38.2	40.0
Consideration received	$ 1,377
Gain recognized in OCI, before tax	357
Gain recognized in OCI, after tax	$ 267
Other disposals of assets [member]
Disclosure of fair value measurement of assets [line items]
Consideration received		$ 1,235